Document and Entity Information	Oct. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001393818
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	Blackstone Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33551
Entity Tax Identification Number	20-8875684
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	BX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false